Basis of Presentation and Significant Accounting Policies - Oil and Gas Properties (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Depletion of Oil and Gas Properties
Depletion expense		$ 44.8	$ 38.9	$ 135.6	$ 95.9	$ 140.2	$ 33.5
Oil and gas properties, other information
Exploratory well costs suspended pending further engineering evaluation		0.0		0.0		17.3	0.0
Suspended exploratory well costs transferred to proved oil and gas properties	$ 21.8
Interest costs capitalized, exploration and development activities		$ 1.2	$ 1.4	3.6	4.1	5.3	2.6
Wells in progress
Capitalized Costs Excluded
Capitalized costs excluded from depletion				$ 61.1	$ 67.8	$ 59.4	$ 41.2